Related Party Transactions (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
Related Party Transaction [Line Items]
Face amount of debt instrument		$ 600,000		$ 2,400,000.0	€ 2,000,000.0
Stated interest rate				6.00%	6.00%
Notes payable to related parties	$ 10,700,000
Extinguishment of debt, amount	$ 0
Loan 1
Related Party Transaction [Line Items]
Face amount of debt instrument			$ 5,000,000.0	$ 5,000,000.0
Loan 2
Related Party Transaction [Line Items]
Stated interest rate	7.00%
Hombrechtikon Systems Engineering AG
Related Party Transaction [Line Items]
Ownership percentage	19.00%
Accounts payable, related parties	$ 9,800,000
QIAGEN Finance
Related Party Transaction [Line Items]
Ownership percentage	100.00%
Accrued and Other Liabilities | Hombrechtikon Systems Engineering AG
Related Party Transaction [Line Items]
Accounts payable, related parties	$ 3,900,000
Other noncurrent liabilities | Hombrechtikon Systems Engineering AG
Related Party Transaction [Line Items]
Accounts payable, related parties	$ 5,900,000